Lang Michener LLP
BARRISTERS & SOLICITORS

Vancouver Toronto Ottawa	1500 - 1055 West Georgia Street, P.O. Box 11117 Vancouver, British Columbia, Canada V6E 4N7 Telephone (604) 689-9111 Facsimile (604) 685-7084

File Number: 57682-12

Web site: www.langmichener.com

Direct Line: (604) 691-7410
Direct Fax Line: (604) 893-2669
E-Mail: mtaylor@lmls.com

August 28, 2006
VIA FAX AND MAIL
MAIL STOP 7010
EDGAR CORRESPONDENCE

The United States Securities
and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, DC 20549

Attention:         Mr. Matt Frank

Dear Mr. Frank:

ITONIS INC. (the “Company”)
Form SB-2 Registration Statement, as amended
SEC File No. 333-134032

Further to your request, we enclose the Company’s amended request for acceleration of the Form SB-2 registration to be effective 4:30 p.m. (EST) on Monday, August 28, 2006. We have included the revised “Tandy” language in the acceleration letter, as requested. Please advise if you require any additional information from the Company in connection with this acceleration request.

Yours truly,

/s/ Michael H. Taylor

Michael H. Taylor
for Lang Michener LLP

MHT/iag
Encl.